Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
(13)	Subsequent Events

On January 6, 2014, the Company's Board of Directors appointed three new independent members to its Board.  In conjunction with these appointments, two members of the Company's Board of Directors retired from service.  Additionally on this date, the Company accelerated the vesting of outstanding equity awards held by the retiring directors and extended the exercisability to three years on all vested equity awards for the retiring directors.